Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Loss including noncontrolling interest	$ (2,186,942)	$ (5,086,126)	$ (11,387,759)
Adjustments to reconcile loss including noncontrolling interest to net cash provided by (used in) operating activities:
Gain on disposal of subsidiary			(833,546)
Bad debt expense		18,855
Inventory impairment	30,717	99,478
Depreciation and amortization	2,090,406	1,139,264	494,480
Loss on disposal of fixed assets	64	17,196	2,979
Operating lease expense	167,377	136,506	167,969
Investment loss			56,081
Loan forgiveness	15,421	105,356
Stock compensation expense	1,826,800	1,892,842	6,749,326
Changes in assets and liabilities:
Accounts receivable	483,771	(658,711)	(717,220)
Inventory	64,348	(153,179)	91,076
Value-added tax prepayment	74,832	(29,953)	(51,078)
Prepaid expenses and other current assets	(896,435)	877,711	(810,421)
Accounts payable	(280,416)	(651,887)	597,744
Contract liability	451,511	101,051	(472,584)
Accrued expenses and other payables	307,688	(45,306)	(108,736)
Payment on operating lease liabilities	(172,984)	(137,777)	(177,194)
Net cash provided by (used in) operating activities	1,976,158	(2,374,680)	(6,398,883)
Cash flows from investing activities:
Acquisition of property and equipment	(942)	(8,129)	(6,868)
Acquisition of intangible assets	(4,928,015)	(4,077,068)	(161,054)
Cash disposed due to disposal of subsidiary			(35)
Net cash used in investing activities	(4,928,957)	(4,085,197)	(167,957)
Cash flows from financing activities:
Proceeds from (repayment to) related parties	44,333	(203,218)	360,804
Proceeds from loan payables	5,997,130	2,374,350
Repayment of loan payables	(2,998,565)	(1,164,895)	(1,582,513)
Net proceeds from issuance of common stock		5,939,133	8,061,286
Net cash provided by financing activities	3,042,898	6,945,370	6,839,577
Effect of exchange rate changes on cash	(102,984)	(45,948)	(111,203)
Net increase (decrease) in cash	(12,885)	439,545	161,534
Cash, beginning of year	620,807	181,262	19,728
Cash and restricted cash, end of year	607,922	620,807	181,262
Supplemental disclosures of cash flow information:
Cash paid for interest	96,517	38,213	20,516
Cash paid for income tax		6,596
Supplemental disclosures of non-cash operating, investing and financing activities:
Right-of-use assets obtained in exchange for operating lease liabilities	79,366	356,046	125,280
Transfer of debt owing to the Company’s’ CEO to Mr. Wanli Kuai			730,163
Shares issued for paying officers’ accrued salary and bonus	265,876	194,062	359,496
Shares issued for intangible assets purchase	4,526,106
Loan forgiveness by shareholder	$ 15,421	$ 546,293